DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Notional amount	$ 177,224,139	$ 177,941,295
Fair value hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,795,629	4,160,888
Fair value hedges [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,078,473	2,169,478
Fair value hedges [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,717,156	1,991,410
Fair value hedges [Member] | Available for sale investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	70,938	63,270
Fair value hedges [Member] | Available for sale investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,738	5,651
Fair value hedges [Member] | Available for sale investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	129,539	399,600
Fair value hedges [Member] | Available for sale investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	790,286
Fair value hedges [Member] | Available for sale investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	784,104
Fair value hedges [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	137,985	993,659
Fair value hedges [Member] | Issued debt instruments [Member] | Senior bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,382,487	2,698,708
Fair value hedges [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,495,552
Fair value hedges [Member] | Due within 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	878,686	1,518,528
Fair value hedges [Member] | Due within 1 year [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	715,701	929,988
Fair value hedges [Member] | Due within 1 year [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	162,985	588,540
Fair value hedges [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	128,289
Fair value hedges [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Due within 1 year [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	137,985	993,659
Fair value hedges [Member] | Due within 1 year [Member] | Issued debt instruments [Member] | Senior bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	25,000	524,869
Fair value hedges [Member] | Due within 1 year [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	587,412
Fair value hedges [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,440,933	652,046
Fair value hedges [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,512,238	437,046
Fair value hedges [Member] | Between 1 and 3 years [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	928,695	215,000
Fair value hedges [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	218,640
Fair value hedges [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	21,377
Fair value hedges [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,399,686	652,046
Fair value hedges [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	801,230
Fair value hedges [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,994,389	1,046,516
Fair value hedges [Member] | Between 3 and 6 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,813,221	531,556
Fair value hedges [Member] | Between 3 and 6 years [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	181,168	514,960
Fair value hedges [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,169	6,660
Fair value hedges [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,738	5,651
Fair value hedges [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		33,300
Fair value hedges [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	443,357
Fair value hedges [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	762,727
Fair value hedges [Member] | Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	670,488	1,000,905
Fair value hedges [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	106,910
Fair value hedges [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,481,621	943,798
Fair value hedges [Member] | Over 6 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,037,313	270,888
Fair value hedges [Member] | Over 6 years [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	444,308	672,910
Fair value hedges [Member] | Over 6 years [Member] | Available for sale investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	64,769	56,610
Fair value hedges [Member] | Over 6 years [Member] | Available for sale investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Over 6 years [Member] | Available for sale investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	129,539	366,300
Fair value hedges [Member] | Over 6 years [Member] | Available for sale investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Over 6 years [Member] | Available for sale investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Over 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value hedges [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,287,313	520,888
Fair value hedges [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount